UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


				  AMENDMENT TO

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:
                            Sun Capital Advisers Trust
			    One Sun Life Executive Park
			    Wellesley Hills, MA 02481


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.   Investment Company Act File Number: 811-08879
     Securities Act File Number:         333-59093


4(a). Last day of fiscal year for which this Form is filed:

December 31, 2008


4(b).[ X ] Check  box if  this  Form is  being  filed  late
 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $112,978,344(1)

          (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $(830,451)(1)

          (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $(36,060,459)

          (iv) Total available  redemption credits [add Items 5(ii) and 5(iii)]:
               $(36,890,910)

          (v)  Net sales -- if Item 5(i) is greater  than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]: $76,087,434(2)

          (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(0)

          (vii)Multiplier for determining registration fee (See Instruction C.9): x 0.0000558(3)

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $4,245.68(3)

(1) Includes adjustment to correct the calculation in 24F-2 Notice filed for fiscal year 2008. (Accession #0001410368-09-000036)
(2) Amount originally reported was $75,488,382. The incremental amount of $599,052 is being reported on EDGAR header page of this Amendment as "Sales Proceeds."
(3) This Amendment reflects all values that should have been originally reported. The registration fee due originally reported and paid on March 26, 2009 was $4,212.25. The additional filing fee due with this Amendment is calculated by multiplying the incremental amount of $599,052 by the current SEC fee multiplier of 0.0001161. The fee due is $69.55. The interest due at the 'current value of funds rate' of 1.0% is $1.41. The fee plus interest being paid with this Amendment is $70.96.


6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
     D): + $1.41(3)


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $4,245.68(3)


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 7, 2011.
     CIK0001065698

     Method of Delivery:
            [ X ] Wire Transfer
            [   ] Mail or other means


                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
 /s/ Lena Metelitsa

Lena Metelitsa
Treasurer


Date:  April 8, 2011


* Please print the name and title of the signing officer below the signature.